Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Other net income from financial instruments measured at fair value through profit or loss	$ 14,690	$ 11,583	$ 7,517
of which: net gains / (losses) from financial liabilities designated at fair value	(1,836)	(4,843)	17,037
Net income from financial instruments measured at fair value through profit or loss and other	21,752	15,353	8,920
Interest income from loans and deposits	32,494	28,569	9,612
Interest income from securities financing transactions measured at amortised cost	4,074	3,948	1,378
Interest income from other financial instruments measured at amortized cost	1,371	1,187	545
Interest income from debt instruments measured at fair value through other comprehensive income	104	103	74
Interest income from derivative instruments designated as cash flow hedges	(2,049)	(2,064)	173
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	35,994	31,743	11,782
Interest expense on loans and deposits	19,653	15,011	2,579
Interest expense on securities financing transactions measured at amortised cost	2,051	1,968	1,089
Interest expense on debt issued	14,053	11,072	2,803
Interest expense on lease liabilities	191	166	92
Total interest expense from financial instruments measured at amortized cost	35,947	28,216	6,564
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	47	3,527	5,218
Net interest income from financial instruments measured at fair value through profit or loss and other	7,061	3,770	1,403
Total net interest income	7,108	7,297	6,621
Total combined net interest income and other net income from financial instruments measured at fair value through profit or loss	21,798
Increase / (decrease) in total combined net interest income and other net income from financial instruments measured at fair value through profit or loss	2,918
Accretion of purchase price allocation (PPA) adjustments included in total combined net interest income and other net income from financial instruments measured at fair value through profit or loss	363
Asset Management
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Total net interest income	(63)	(40)	(19)
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	$ (1,844)	(2,045)	$ 4,112
Credit Suisse
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Other net income from financial instruments measured at fair value through profit or loss		11,583
Total net interest income		$ 7,297